TRADE AND BILLS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Bills Receivable
Schedule of Trade Receivables

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Non-current
Trade receivables from third parties	35,481	17,033	2,680
Less: Impairment allowance	(3,805)	(7,532)	(1,185)
Total of Non-current trade receivables	31,676	9,501	1,495

Current
Trade receivables from third parties	39,660	51,608	8,119
Less: Impairment allowance	(9,969)	(10,082)	(1,586)
Total of current trade receivables	29,691	41,526	6,533

Bills receivable	80	—	—

Total	61,447	51,027	8,028

Schedule of Aging Analysis of Trade Payables

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Within 1 year	12,167	19,026	2,994
Between 1-2 years	20,125	5,106	803
Between 2-3 years	18,794	12,796	2,013
Over 3 years	10,361	14,099	2,218

Total	61,447	51,027	8,028

The movement in the loss allowance for trade receivables during the years indicated are as follows:

Schedule of loss allowance for trade receivables

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Beginning of the year	9,230	13,774	2,167
Provision for expected credit loss, net	4,544	3,840	604

End of the year	13,774	17,614	2,771

Schedule of impairment

				Past due
	Current	Within 1 year	1-2 years	2-3 years		Over 3 years		Total

As of December 31, 2020 (As adjusted):
Expected credit loss rate		5%	12%	11%		45%		18%
Gross carrying amount (CNY)	5,166	7,273	22,826	21,043		18,833		75,141
Impairment allowances (CNY)		352	2,701 (i)	2,249	(ii)	8,472	(iii)	13,774

As of December 31, 2021:
Expected credit loss rate		6%	26%	13%		48%		26%
Gross carrying amount (CNY)	3,670	16,311	6,865	14,712		27,083		68,641
Impairment allowances (CNY)		955	1,759	1,916	(ii)	12,984	(iii)	17,614
Impairment allowances (US$)		150	277	301		2,043		2,771

(i)	The impairment allowances included an amount of CNY221 (as adjusted) as of December 31, 2020, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.

(ii)	The impairment allowances included CNY1,035 (as adjusted) and CNY221 as of December 31, 2020 and 2021, respectively, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.

(iii)	The impairment allowances included an amount of CNY5,055 (as adjusted) and CNY4,646 as of December 31, 2020 and 2021, respectively, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.